Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (113,187,048)	$ (15,745,793)	¥ (252,823,772)	¥ 31,118,886